ANNUAL REPORT
DECEMBER 31, 1998





                          THE TRAVELERS FUND BD IV
                          FOR VARIABLE ANNUITIES





   [TRAVELERS LIFE & ANNUITY LOGO]
   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   One Tower Square
   Hartford, CT  06183

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998


ASSETS:
  Investments in eligible funds at market value:
    BT Insurance Funds Trust, 641,720 shares (cost $6,676,444) ...............     $6,563,470
    Greenwich Street Series Fund, 4,705,031 shares (cost $124,736,506) .......     141,009,787
    Money Market Portfolio, 848,411 shares (cost $848,411) ...................         848,411
                                                                                   ------------
        Total Investments (cost $132,261,361).................................                    $148,421,668

  Receivables:
    Dividends ................................................................                            1,608
    Purchase payments and transfers from other Travelers accounts ............                          440,090
  Other assets ...............................................................                            3,064
                                                                                                  -------------
        Total Assets .........................................................                      148,866,430
                                                                                                  -------------

LIABILITIES:
  Payables:
    Insurance charges ........................................................                           41,833
    Administrative fees ......................................................                            4,811
    Equity protection fees ...................................................                           37,962
                                                                                                  -------------
        Total Liabilities ....................................................                           84,606
                                                                                                  -------------
NET ASSETS:                                                                                       $ 148,781,824
                                                                                                  =============



                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998


INVESTMENT INCOME:

  Dividends ....................................................................                   $    761,076


EXPENSES:

  Insurance charges ............................................................  $   893,502
  Administrative fees ..........................................................      102,471
  Equity protection fees .......................................................      744,521
                                                                                  -----------

    Total expenses .............................................................                      1,740,494
                                                                                                   ------------

        Net investment loss ....................................................                       (979,418)
                                                                                                   ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
    Proceeds from investments sold .............................................    5,035,433
    Cost of investments sold ...................................................    4,737,380
                                                                                  -----------

         Net realized gain (loss) ..............................................                        298,053


  Change in unrealized gain (loss) on investments:
    Unrealized loss at December 31, 1997 .......................................      (11,222)
    Unrealized gain at December 31, 1998 .......................................   16,160,307
                                                                                  -----------

        Net change in unrealized gain (loss) for the year ......................                     16,171,529
                                                                                                   ------------

            Net realized gain (loss) and change in unrealized gain (loss)  .....                     16,469,582
                                                                                                   ------------

  Net increase in net assets resulting from operations .........................                   $ 15,490,164
                                                                                                   ============





                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE YEAR ENDED DECEMBER 31, 1998 AND
           THE PERIOD SEPTEMBER 12, 1997 (DATE OPERATIONS COMMENCED)
                              TO DECEMBER 31, 1997


                                                                                            1998                  1997
                                                                                            ----                  ----
OPERATIONS:
  Net investment income (loss) ...........................................              $   (979,418)        $   210,028

  Net realized gain (loss) from investment transactions ..................                   298,053                 (90)
  Net change in unrealized gain (loss) on investments ....................                16,171,529             (11,222)
                                                                                        ------------         -----------

    Net increase in net assets resulting from operations..................                15,490,164             198,716
                                                                                        ------------         -----------

UNIT TRANSACTIONS:

  Participant purchase payments
    (applicable to 110,695,098 and 11,822,395 units, respectively)  ......               124,285,134          12,035,841
  Participant transfers from other Travelers accounts
    (applicable to 3,224,235 and 486,227 units, respectively)  ...........                 3,308,122             486,715
  Administrative charges
    (applicable to 6,544 units)  .........................................                    (6,961)                  -
  Contract surrenders
    (applicable to 2,905,308 and 437 units, respectively)  ...............                (3,367,984)               (440)
  Participant transfers to other Travelers accounts
    (applicable to 2,723,425 and 38,786 units, respectively)  ............                (2,885,898)            (38,268)
  Other payments to participants
    (applicable to 655,386 units)  .......................................                  (723,317)                  -
                                                                                        ------------         -----------

  Net increase in net assets resulting from unit transactions ............               120,609,096          12,483,848
                                                                                        ------------         -----------

    Net increase in net assets ...........................................               136,099,260          12,682,564

NET ASSETS:

  Beginning of period ....................................................                12,682,564                   -
                                                                                        ------------         -----------

  End of period ..........................................................              $148,781,824         $12,682,564
                                                                                        ============         ===========





                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund BD IV for Variable Annuities ("Fund BD IV") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc. (formerly Travelers Group Inc.), and is available for funding certain variable annuity contracts issued by Travelers Life. Fund BD IV is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

Participant purchase payments applied to Fund BD IV are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1998, the eligible funds available under Fund BD IV were:
Money Market Portfolio (formerly Cash Income Trust); Equity Index Portfolio of Greenwich Street Series Fund (both of which are managed by affiliates of The Travelers); Small Cap Index Fund and EAFE(R) Equity Index Fund of BT Insurance Funds Trust. All of the funds are Massachusetts business trusts. Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund BD IV in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES. The operations of Fund BD IV form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD IV. Fund BD IV is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $124,395,580 and $5,035,433 respectively, for the year ended December 31, 1998. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $132,261,361 at December 31, 1998. Gross unrealized appreciation for all investments at December 31, 1998 was $16,324,314. Gross unrealized depreciation for all investments at December 31, 1998 was $164,007.

3.  CONTRACT CHARGES

Insurance charges are paid for the mortality and expense risks assumed by Travelers Life. For contracts with a standard death benefit provision, these charges are equivalent to 1.25% of the average net assets of Fund BD IV on an annual basis. For contracts with an enhanced death benefit provision, these charges are equivalent to 1.45% of the average net assets of Fund BD IV on an annual basis.

Administrative fees are paid for administrative expenses incurred by Travelers Life. This charge is equivalent to 0.15% of the average net assets of Fund BD IV on an annual basis.

For contracts in the accumulation phase with a contract value less than $50,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to Travelers Life to cover contract administrative charges.

Participants in the Equity Index Portfolio may elect, at the time of purchase, to obtain a Principal Protection Feature. Under this feature, Travelers Life will guarantee that the value of the contract after eight years will be at least equal to 115%, 100% or 90% of the purchase payment. The annual fee, which depends on the level of protection that is chosen as well as market conditions, is equivalent to an amount of up to 2.00% of the participant's contract value. Additionally, participants who withdraw from this feature before the end of the eighth contact year will be subject to a withdrawal fee of up to 4% of the original purchase payment withdrawn.

No sales charge is deducted from participant purchase payments when they are received. However, Travelers Life generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within eight years of its payment date. Contract surrender payments include $28,216 of withdrawal fees and contingent deferred sales charges for the year ended December 31, 1998. No withdrawal fees or contingent deferred sales charges were assessed for the period September 12, 1997 (date operations commenced) to December 31, 1997.

4.  NET CONTRACT OWNERS' EQUITY


                                                                    DECEMBER 31, 1998
                                                    -----------------------------------------------
                                                      ACCUMULATION          UNIT              NET
                                                         UNITS             VALUE             ASSETS
                                                         -----             -----             ------
BT Insurance Funds Trust
 EAFE Equity Index Fund

    Standard Death Benefit ..............               786,358        $     1.166         $ 917,069
    Enhanced Death Benefit ..............               135,896              1.163           158,108
  Small Cap Index Fund
    Standard Death Benefit ..............             2,147,107              0.911         1,956,450
    Enhanced Death Benefit ..............             3,882,023              0.909         3,528,580

Greenwich Street Series Fund
 Equity Index Portfolio
  Standard Death Benefit

    0.00% Principal Protection Fee ......             6,591,030              1.327         8,748,391
    0.80% Principal Protection Fee ......               208,150              1.314           273,423
    0.85% Principal Protection Fee ......               422,929              1.100           465,422
    0.95% Principal Protection Fee ......               950,940              1.314         1,249,351
    1.00% Principal Protection Fee ......               533,038              1.194           636,432
    1.10% Principal Protection Fee ......             6,730,772              1.308         8,807,005
    1.35% Principal Protection Fee ......            21,883,580              1.309        28,639,081
    1.45% Principal Protection Fee ......            16,643,685              1.095        18,227,678
    1.50% Principal Protection Fee ......            27,872,471              1.302        36,281,480
    1.90% Principal Protection Fee ......               159,531              1.302           207,664
    2.00% Principal Protection Fee ......             1,238,057              1.208         1,495,446

   Enhanced Death Benefit

    0.00% Principal Protection Fee ......             5,435,838              1.324         7,196,380
    0.85% Principal Protection Fee ......                49,914              1.099            54,849
    0.95% Principal Protection Fee ......               172,533              1.311           226,236
    1.00% Principal Protection Fee ......               102,873              1.193           122,743
    1.10% Principal Protection Fee ......             3,412,468              1.305         4,453,513
    1.35% Principal Protection Fee ......             4,436,276              1.306         5,794,463
    1.45% Principal Protection Fee ......             6,481,921              1.094         7,090,728
    1.50% Principal Protection Fee ......             8,321,419              1.298        10,803,706
    1.90% Principal Protection Fee ......               142,785              1.299           185,502
    2.00% Principal Protection Fee ......               341,977              1.206           412,321

   Money Market Portfolio
    Standard Death Benefit ..............               728,039              1.044           759,791
    Enhanced Death Benefit ..............                86,459              1.041            90,012
                                                                                       --------------

Net Contract Owners' Equity ......................................................     $ 148,781,824
                                                                                       ==============

5.  STATEMENT OF INVESTMENTS

INVESTMENT OPTIONS                                                                NO. OF                   MARKET
                                                                                  SHARES                   VALUE
                                                                            -------------------   --------------------
  BT INSURANCE FUNDS TRUST (4.4%)
    EAFE Equity Index Fund (Cost $1,024,663)                                            96,216          $   1,075,696
    Small Cap Index Fund (Cost $5,651,781)                                             545,504              5,487,774
                                                                            -------------------   --------------------
      Total (Cost $6,676,444)                                                          641,720              6,563,470
                                                                            -------------------   --------------------

  GREENWICH STREET SERIES FUND (95.0%)
    Equity Index Portfolio
      Total (Cost $124,736,506)                                                      4,705,031            141,009,787
                                                                            -------------------   --------------------

  MONEY MARKET PORTFOLIO (0.6%)
      Total (Cost $848,411)                                                            848,411                848,411
                                                                            -------------------   --------------------

  TOTAL INVESTMENT OPTIONS (100%)
    (COST $132,261,361)                                                                                 $ 148,421,668
                                                                                                  ====================

5.  SCHEDULE OF FUND BD IV OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1998 AND THE PERIOD SEPTEMBER 12, 1997 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1997

                                                      EAFE EQUITY INDEX FUND         SMALL CAP INDEX FUND
                                                    ----------------------------  ----------------------------
                                                           1998           1997           1998           1997
                                                    -------------    -----------  -------------  -------------
INVESTMENT INCOME:
Dividends     ....................................      $ 13,140            $ -       $ 96,423            $ -
                                                    -------------    -----------  -------------  -------------

EXPENSES:
Insurance charges.................................         6,818            224         50,486            895
Administrative fees...............................           809             27          5,412            106
Equity protection fees............................             -              -              -              -
                                                    -------------    -----------  -------------  -------------
    Net investment income (loss)..................         5,513           (251)        40,525         (1,001)
                                                    -------------    -----------  -------------  -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold..................       339,861            483        529,765         10,057
  Cost of investments sold........................       314,784            494        603,589         10,664
                                                    -------------    -----------  -------------  -------------

    Net realized gain (loss)......................        25,077            (11)       (73,824)          (607)
                                                    -------------    -----------  -------------  -------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period......           426              -          1,367              -
  Unrealized gain (loss) end of period............        51,033            426       (164,007)         1,367
                                                    -------------    -----------  -------------  -------------

    Net change in unrealized gain (loss) for
       the period.................................        50,607            426       (165,374)         1,367
                                                    -------------    -----------  -------------  -------------

Net increase (decrease) in net assets
  resulting from operations.......................        81,197            164       (198,673)          (241)
                                                    -------------    -----------  -------------  -------------


UNIT TRANSACTIONS:
Participant purchase payments.....................       848,877         98,391      4,415,025        999,929
Participant transfers from other Travelers accounts       97,126         52,209        707,953         35,116
Administrative charges............................           (83)             -           (116)             -
Contract surrenders...............................        (5,687)             -        (26,556)             -
Participant transfers to other Travelers accounts.       (97,017)             -       (437,993)        (9,414)
Other payments to participants....................             -              -              -              -
                                                    -------------    -----------  -------------  -------------

  Net increase (decrease) in net assets
    resulting from unit transactions..............       843,216        150,600      4,658,313      1,025,631
                                                    -------------    -----------  -------------  -------------

      Net increase (decrease) in net assets.......       924,413        150,764      4,459,640      1,025,390


NET ASSETS:
  Beginning of period.............................       150,764              -      1,025,390              -
                                                    -------------    -----------  -------------  -------------
  End of period...................................   $ 1,075,177      $ 150,764    $ 5,485,030    $ 1,025,390
                                                    =============    ===========  =============  =============


                                                       EQUITY INDEX PORTFOLIO
                                                    ------------------------------
                                                          1998            1997
                                                    --------------  --------------
INVESTMENT INCOME:
Dividends     ....................................      $ 632,895       $ 238,995
                                                    --------------  --------------

EXPENSES:
Insurance charges.................................        831,225          15,226
Administrative fees...............................         95,678           1,685
Equity protection fees............................        744,521          11,168
                                                    --------------  --------------
    Net investment income (loss)..................     (1,038,529)        210,916
                                                    --------------  --------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold..................      3,024,406          21,487
  Cost of investments sold........................      2,677,606          20,959
                                                    --------------  --------------

    Net realized gain (loss)......................        346,800             528
                                                    --------------  --------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period......        (13,015)              -
  Unrealized gain (loss) end of period............     16,273,281         (13,015)
                                                    --------------  --------------

    Net change in unrealized gain (loss) for
       the period.................................     16,286,296         (13,015)
                                                    --------------  --------------

Net increase (decrease) in net assets
  resulting from operations.......................     15,594,567         198,429
                                                    --------------  --------------


UNIT TRANSACTIONS:
Participant purchase payments.....................    118,283,454      10,891,182
Participant transfers from other Travelers accounts     1,359,066         379,999
Administrative charges............................         (6,694)              -
Contract surrenders...............................     (3,334,964)           (440)
Participant transfers to other Travelers accounts.     (1,260,126)         (9,342)
Other payments to participants....................       (723,317)              -
                                                    --------------  --------------

  Net increase (decrease) in net assets
    resulting from unit transactions..............    114,317,419      11,261,399
                                                    --------------  --------------

      Net increase (decrease) in net assets.......    129,911,986      11,459,828


NET ASSETS:
  Beginning of period.............................     11,459,828               -
                                                    --------------  --------------
  End of period...................................  $ 141,371,814    $ 11,459,828
                                                    ==============  ==============


  MONEY MARKET PORTFOLIO                           COMBINED
----------------------------       -----------------------------------
     1998             1997                 1998                1997
     ----             ----                 ----                ----
  $ 18,618           $ 510              $ 761,076           $ 239,505
-----------      ----------        ---------------      --------------


     4,973             131                893,502              16,476
       572              15                102,471               1,833
         -               -                744,521              11,168
-----------      ----------        ---------------      --------------
    13,073             364               (979,418)            210,028
-----------      ----------        ---------------      --------------


 1,141,401             121              5,035,433              32,148
 1,141,401             121              4,737,380              32,238
-----------      ----------        ---------------      --------------
         -               -                298,053                 (90)
-----------      ----------        ---------------      --------------


                                          (11,222)                  -
         -               -             16,160,307             (11,222)
-----------      ----------        ---------------      --------------

         -               -             16,171,529             (11,222)
-----------      ----------        ---------------      --------------

    13,073             364             15,490,164             198,716
-----------      ----------        ---------------      --------------


   737,778          46,339            124,285,134          12,035,841
 1,143,977          19,391              3,308,122             486,715
       (68)                                (6,961)                  -
      (777)              -             (3,367,984)               (440)
(1,090,762)        (19,512)            (2,885,898)            (38,268)
                                         (723,317)
-----------      ----------        ---------------      --------------

   790,148          46,218            120,609,096          12,483,848
-----------      ----------        ---------------      --------------

   803,221          46,582            136,099,260          12,682,564


    46,582               -             12,682,564                   -
-----------      ----------        ---------------      --------------
 $ 849,803        $ 46,582          $ 148,781,824        $ 12,682,564
===========      ==========        ===============      ==============

6.  SCHEDULE OF ACCUMULATION UNITS FOR FUND BD IV
    FOR THE YEAR ENDED DECEMBER 31, 1998 AND THE PERIOD SEPTEMBER 12, 1997 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1997


                                               EAFE EQUITY INDEX FUND    SMALL CAP INDEX FUND        EQUITY INDEX PORTFOLIO
                                               ----------------------  --------------------------  ---------------------------
                                                  1998        1997       1998            1997          1998           1997
                                               ----------  ----------  -----------   ------------  -------------  ------------
Accumulation units beginning of period......     155,046           -    1,085,774              -     10,982,342             -
Accumulation units purchased and
  transferred from other Travelers accounts.     869,019     155,046    5,514,171      1,095,774    105,708,437    10,992,190
Accumulation units redeemed and
  transferred to other Travelers accounts...    (101,811)          -     (570,815)       (10,000)    (4,558,592)       (9,848)
                                               ----------  ----------  -----------   ------------  -------------  ------------
Accumulation units end of period............     922,254     155,046    6,029,130      1,085,774    112,132,187    10,982,342
                                               ==========  ==========  ===========   ============  =============  ============




                                                   MONEY MARKET PORTFOLIO                    COMBINED
                                               ------------------------------  ------------------------------------
                                                   1998            1997              1998               1997
                                               -------------- ---------------  ------------------ -----------------
Accumulation units beginning of period......          46,237               -          12,269,399                 -
Accumulation units purchased and
  transferred from other Travelers accounts.       1,827,706          65,612         113,919,333        12,308,622
Accumulation units redeemed and
  transferred to other Travelers accounts...      (1,059,445)        (19,375)         (6,290,663)          (39,223)
                                               -------------- ---------------  ------------------ -----------------
Accumulation units end of period............         814,498          46,237         119,898,069        12,269,399
                                               ============== ===============  ================== =================

                          INDEPENDENT AUDITORS' REPORT


To the Owners of Variable Annuity Contracts of
The Travelers Fund BD IV for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD IV for Variable Annuities as of December 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for the year ended December 31, 1998 and the period September 12, 1997 (date operations commenced) to December 31, 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1998, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund BD IV for Variable Annuities as of December 31, 1998, the results of its operations for the year then ended and the changes in its net assets for the year ended December 31, 1998 and the period September 12, 1997 (date operations commenced) to December 31, 1997, in conformity with generally accepted accounting principles.


KPMG LLP


Hartford, Connecticut
February 17, 1999

                              Independent Auditors
                                    KPMG LLP
                             Hartford, Connecticut





This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund BD IV for Variable Annuities or Fund BD IV's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund BD IV for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.





FNDBDIV    (Annual)    (12-98)    Printed in U.S.A.